Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Intangible assets

9. Intangible assets

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$m	$m	$m	$m	$m
Cost
At January 1, 2016	1,140	926	197	53	2,316
Acquisitions (Note 24)	1,004	1,385	34	12	2,435
Additions	—	—	8	3	11
Impairment	—	—	—	(2)	(2)
Exchange	(56)	(53)	(5)	(2)	(116)
At December 31, 2016	2,088	2,258	234	64	4,644
Amortization
At January 1, 2016		(254)	(56)	(37)	(347)
Charge for the year		(159)	(25)	(7)	(191)
Exchange		14	(6)	1	9
At December 31, 2016		(399)	(87)	(43)	(529)
Net book value
At December 31, 2016	2,088	1,859	147	21	4,115
Cost
At January 1, 2017	2,088	2,258	234	64	4,644
Additions	—	—	5	16	21
Derecognition of fully amortized assets	—	(42)	—	—	(42)
Exchange	113	139	12	8	272
At December 31, 2017	2,201	2,355	251	88	4,895
Amortization
At January 1, 2017		(399)	(87)	(43)	(529)
Charge for the year		(225)	(31)	(8)	(264)
Derecognition of fully amortized assets		42	—	—	42
Exchange		(25)	(8)	(7)	(40)
At December 31, 2017		(607)	(126)	(58)	(791)
Net book value
At December 31, 2017	2,201	1,748	125	30	4,104

In the year ended December 31, 2017 an intangible asset relating to an acquired customer relationship in Glass Packaging North America was derecognised. This asset had reached the end of its estimated useful life and had a net book value of $nil at the date of derecognition.

Goodwill

Allocation of goodwill

Goodwill has been allocated to groups of CGUs for the purpose of impairment testing. The groupings represent the lowest level at which the related goodwill is monitored for internal management purposes. Goodwill acquired through business combination activity is allocated to CGUs that are expected to benefit from synergies arising from that combination. The allocation of goodwill arising from the Beverage Can Acquisition was finalized on June 30, 2017.

The lowest level within the Group at which the goodwill is monitored for internal management purposes and consequently the CGUs to which goodwill is allocated, is set out below:

	At December 31,
	2017	2016
	$m	$m
Metal Packaging Europe - excluding the Beverage Can Business ('Metal Europe')	320	282
Metal Packaging Americas - excluding the Beverage Can Business ('Metal Americas')	29	30
Metal Packaging Europe - Beverage Can Business ('Beverage Europe')	604	534
Metal Packaging Americas - Beverage Can Business ('Beverage Americas')	437	436
Glass Packaging Europe	65	60
Glass Packaging North America	746	746
Total Goodwill	2,201	2,088

Impairment tests for goodwill

The Group performs its impairment test of goodwill annually following approval of the annual budget.

Recoverable amount and carrying amount

The Group used the value in use (“VIU”) model for the purposes of the goodwill impairment testing as this reflects the Group’s intention to hold and operate the assets.

The VIU model used the 2018 budget approved by the Board (2016: 2017 two‑year budget). The budget was then extended for a further four‑year period (2016: 2017 three‑year period) making certain assumptions including that long - term capital expenditure equals depreciation and that any increase in input cost will be passed through to customers, in line with historic practice and contractual terms.

The terminal value assumed long term growth in line with long term inflation.

Cash flows considered in the VIU model included the cash inflows and outflows related to the continuing use of the assets over their remaining useful lives, expected earnings, required maintenance capital expenditure, depreciation, tax and working capital.

The discount rate applied to cash flows in the VIU model was estimated using the Capital Asset Pricing Model with regard to the risks associated with the cash flows being considered (country, market and specific risks of the asset).

The modelled cash flows take into account the Group’s established history of earnings, cash flow generation and the nature of the markets in which we operate, where product obsolescence is low. The key assumptions employed in modelling estimates of future cash flows are subjective and include projected Adjusted EBITDA, discount rates and growth rates, replacement capital expenditure requirements, rates of customer retention and the ability to maintain margin through the pass through of input cost inflation.

A sensitivity analysis was performed reflecting potential variations in terminal growth rate and discount rate assumptions. In all cases the recoverable values calculated were in excess of the carrying values of the CGUs. The variation applied to terminal value growth rates and discount rates was a 50 basis points decrease and increase respectively and represents a reasonably possible change to the key assumptions of the VIU model. Further, a reasonably possible change to the operating cash flows would not reduce the recoverable amounts below the carrying values of the CGUs.

The additional disclosures required under IAS 36 in relation to significant goodwill amounts arising in the groups of CGUs are as follows:

						Glass
					Glass	Packaging
	Metal	Metal	Beverage	Beverage	Packaging	North
	Europe	Americas	Europe	Americas	Europe	America
	$m/%	$m/%	$m/%	$m/%	$m/%	$m/%
2017
Carrying amount of goodwill	320	29	604	437	65	746
Excess of recoverable amount	3,104	451	1,650	786	2,907	859
Pre-tax discount rate applied	7.3	8.3	7.4	9.6	8.2	9.1
Growth rate for terminal value	1.5	1.5	1.5	1.5	1.5	1.5
2016
Carrying amount of goodwill	282	30	534	436	60	746
Excess of recoverable amount	2,296	392	613	289	2,186	1,718
Pre-tax discount rate applied	8.3	9.8	8.9	11.9	8.7	10.3
Growth rate for terminal value	1.5	2.0	1.5	2.0	1.5	2.0